RETIREMENT AND OTHER BENEFIT PROGRAMS	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
RETIREMENT AND OTHER BENEFIT PROGRAMS

NOTE 13

RETIREMENT AND OTHER BENEFIT PROGRAMS

The company sponsors a number of qualified and nonqualified pension plans for eligible employees. The company also sponsors certain unfunded contributory healthcare and life insurance benefits for substantially all domestic retired employees. Newly hired employees in the United States and Puerto Rico are not eligible to participate in the pension plans but receive a higher level of company contributions in the defined contribution plans.

In 2017, the company made a $115 million voluntary cash contribution to the qualified U.S. pension plan.

In 2016, the company made a $706 million voluntary, non-cash contribution to the qualified U.S. pension plan using Retained Shares. Refer to Note 2 for additional information regarding Retained Shares Transactions.

Reconciliation of Pension and OPEB Plan Obligations, Assets and Funded Status

The benefit plan information in the table below pertains to all of the company’s pension and OPEB plans, both in the United States and in other countries.

	Pension benefits		OPEB
as of and for the years ended December 31 (in millions)	2017	2016	2017	2016
Benefit obligations
Beginning of period	$5,717	$5,423	$243	$266
Service cost	91	93	1	2
Interest cost	180	183	7	8
Participant contributions	5	5	—	—
Actuarial loss	333	298	2	10
Benefit payments	(251)	(234)	(18)	(20)
Settlements	(9)	(6)	—	—
Acquisitions	2	—	—	—
Plan amendments	(7)	—	—	(23)
Foreign exchange and other	98	(45)	—	—
End of period	6,159	5,717	235	243
Fair value of plan assets
Beginning of period	4,501	3,698	—	—
Actual return on plan assets	708	309	—	—
Employer contributions	242	752	18	20
Participant contributions	5	5	—	—
Benefit payments	(251)	(234)	(18)	(20)
Settlements	(9)	(6)	—	—
Foreign exchange and other	52	(23)	—	—
End of period	5,248	4,501	—	—
Funded status at December 31	$(911)	$(1,216)	$(235)	$(243)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	$65	$42	$—	$—
Current liability	(24)	(23)	(19)	(19)
Noncurrent liability	(952)	(1,235)	(216)	(224)
Net liability recognized at December 31	$(911)	$(1,216)	$(235)	$(243)

The pension obligation information in the table above represents the projected benefit obligation (PBO). The PBO incorporates assumptions relating to future compensation levels. The accumulated benefit obligation (ABO) is the same as the PBO except that it includes no assumptions relating to future compensation levels. The ABO for all of the company’s pension plans was $5.9 billion and $5.4 billion at the 2017 and 2016 measurement dates, respectively.

The information in the funded status table above represents the totals for all of the company’s pension plans. The following table is information relating to the individual plans in the funded status table above that have an ABO in excess of plan assets.

as of December 31 (in millions)	2017	2016
ABO	$5,398	$5,153
Fair value of plan assets	4,674	4,190

The following table is information relating to the individual plans in the funded status table above that have a PBO in excess of plan assets (many of which also have an ABO in excess of assets, and are therefore also included in the table directly above).

as of December 31 (in millions)	2017	2016
PBO	$5,875	$5,523
Fair value of plan assets	4,899	4,265

Expected Net Pension and OPEB Plan Payments for the Next 10 Years

(in millions)	Pension benefits	OPEB
2018	$250	$20
2019	260	19
2020	271	18
2021	283	17
2022	294	17
2023 through 2027	1,626	73
Total expected net benefit payments for next 10 years	$2,984	$164

The expected net benefit payments above reflect the company’s share of the total net benefits expected to be paid from the plans’ assets (for funded plans) or from the company’s assets (for unfunded plans). The federal subsidies relating to the Medicare Prescription Drug, Improvement and Modernization Act are not expected to be significant.

Amounts Recognized in AOCI

The pension and OPEB plans’ gains or losses, prior service costs or credits, and transition assets or obligations not yet recognized in net periodic benefit cost are recognized on a net-of-tax basis in AOCI and will be amortized from AOCI to net periodic benefit cost in the future. The company utilizes the average future working lifetime as the amortization period for prior service.

The following table is a summary of the pre-tax losses included in AOCI at December 31, 2017 and December 31, 2016.

(in millions)	Pension benefits	OPEB
Actuarial loss (gain)	$1,660	$(76)
Prior service credit and transition obligation	(12)	(88)
Total pre-tax loss recognized in AOCI at December 31, 2017	$1,648	$(164)
Actuarial loss (gain)	$1,885	$(89)
Prior service credit and transition obligation	(5)	(103)
Total pre-tax loss recognized in AOCI at December 31, 2016	$1,880	$(192)

Refer to Note 14 for the net-of-tax balances included in AOCI as of each of the year-end dates. The following table is a summary of the net-of-tax amounts recorded in OCI relating to pension and OPEB plans.

years ended December 31 (in millions)	2017	2016	2015
Gain (loss) arising during the year, net of tax expense (benefit) of $16 in 2017, ($72) in 2016 and $44 in 2015	$50	$(191)	$45
Distribution to Baxalta, net of tax expense of $73	—	—	198
Amortization of loss to earnings, net of tax benefit of $46 in 2017, $36 in 2016 and $61 in 2015	91	94	120
Pension and other employee benefits (loss) gain	$141	$(97)	$363

In 2017 and 2016, OCI activity for pension and OPEB plans was primarily related to actuarial gains and losses.

Amounts Expected to be Amortized from AOCI to Net Periodic Benefit Cost in 2018

With respect to the AOCI balance at December 31, 2017, the following table is a summary of the pre-tax amounts expected to be amortized to net periodic benefit cost in 2018.

(in millions)	Pension benefits	OPEB
Actuarial loss/(gain)	$174	$(10)
Prior service credit and transition obligation	(1)	(15)
Total pre-tax amount expected to be amortized from AOCI to net pension and OPEB cost in 2018	$173	$(25)

Net Periodic Benefit Cost – Continuing Operations

years ended December 31 (in millions)	2017	2016	2015
Pension benefits
Service cost	$91	$93	$128
Interest cost	180	183	211
Expected return on plan assets	(291)	(298)	(270)
Amortization of net losses and other deferred amounts	163	149	192
Settlement losses	—	2	2
Net pension costs related to discontinued operations	—	—	(43)
Net periodic pension benefit cost	$143	$129	$220
OPEB
Service cost	$1	$2	$4
Interest cost	7	8	14
Amortization of net loss and prior service credit	(26)	(19)	(11)
Curtailment	—	(4)	—
Net periodic OPEB cost	$(18)	$(13)	$7

Weighted-Average Assumptions Used in Determining Benefit Obligations at the Measurement Date

	Pension benefits		OPEB
	2017	2016	2017	2016
Discount rate
U.S. and Puerto Rico plans	3.62%	4.09%	3.51%	3.89%
International plans	2.02%	2.05%	n/a	n/a
Rate of compensation increase
U.S. and Puerto Rico plans	3.65%	3.75%	n/a	n/a
International plans	3.05%	3.08%	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	6.25%	6.25%
Rate decreased to	n/a	n/a	5.00%	5.00%
by the year ended	n/a	n/a	2023	2022

The assumptions above, which were used in calculating the December 31, 2017 measurement date benefit obligations, will be used in the calculation of net periodic benefit cost in 2018.

Effective January 1, 2016, the company changed its approach used to calculate the service and interest components of net periodic benefit cost. Previously, the company calculated the service and interest components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation. The company has elected an alternative approach that utilizes a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to their underlying projected cash flows. The company believes this approach provides a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows and their corresponding spot rates. The company accounted for this change prospectively as a change in estimate.

Weighted-Average Assumptions Used in Determining Net Periodic Benefit Cost

	Pension benefits			OPEB
	2017	2016	2015	2017	2016	2015
Discount rate
U.S. and Puerto Rico plans	4.09%	4.36%	4.00%	3.89%	4.12%	3.95%
International plans	2.03%	2.60%	2.26%	n/a	n/a	n/a
Expected return on plan assets
U.S. and Puerto Rico plans	6.50%	7.00%	7.25%	n/a	n/a	n/a
International plans	5.77%	6.07%	6.20%	n/a	n/a	n/a
Rate of compensation increase
U.S. and Puerto Rico plans	3.75%	3.75%	3.76%	n/a	n/a	n/a
International plans	3.11%	3.37%	3.33%	n/a	n/a	n/a
Annual rate of increase in the per-capita cost	n/a	n/a	n/a	6.25%	6.50%	6.00%
Rate decreased to	n/a	n/a	n/a	5.00%	5.00%	5.00%
by the year ended	n/a	n/a	n/a	2023	2022	2019

The 2015 actuarial gain for the OPEB plan was primarily related to adjustments to the assumptions for retirees who are age 65 and older and receive a subsidy to be utilized on a medical insurance exchange.

The company establishes the expected return on plan assets assumption primarily based on a review of historical compound average asset returns, both company-specific and relating to the broad market (based on the company’s asset allocation), as well as an analysis of current market and economic information and future expectations. The company plans to use a 6.25% assumption for its U.S. and Puerto Rico plans for 2018.

Effect of a One-Percent Change in Assumed Healthcare Cost Trend Rate on the OPEB Plan

The effect of a one-percent change in the assumed healthcare cost trend rate on the service and interest cost components of OPEB cost as well as the OPEB obligation were not significant for 2017 or 2016, respectively.

Pension Plan Assets

An investment committee of members of senior management is responsible for supervising, monitoring and evaluating the invested assets of the company’s funded pension plans. The investment committee, which meets at least quarterly, abides by documented policies and procedures relating to investment goals, targeted asset allocations, risk management practices, allowable and prohibited investment holdings, diversification, use of derivatives, the relationship between plan assets and benefit obligations, and other relevant factors and considerations.

The investment committee’s policies and procedures include the following:

•	Ability to pay all benefits when due;
•	Targeted long-term performance expectations relative to applicable market indices, such as Russell, MSCI EAFE, and other indices;
•	Targeted asset allocation percentage ranges (summarized below), and periodic reviews of these allocations;
•	Diversification of assets among third-party investment managers, and by geography, industry, stage of business cycle and other measures;
•

Specified investment holding and transaction prohibitions (for example, private placements or other restricted securities, securities that are not traded in a sufficiently active market, short sales, certain derivatives, commodities and margin transactions);

•	Specified portfolio percentage limits on holdings in a single corporate or other entity (generally 5% at time of purchase, except for holdings in U.S. government or agency securities);
•	Specified average credit quality for the fixed-income securities portfolio (at least A- by Standard & Poor’s or A3 by Moody’s);
•	Specified portfolio percentage limits on foreign holdings; and
•	Periodic monitoring of investment manager performance and adherence to the investment committee’s policies.

Plan assets are invested using a total return investment approach whereby a mix of equity securities, debt securities and other investments are used to preserve asset values, diversify risk and exceed the planned benchmark investment return. Investment strategies and asset allocations are based on consideration of plan liabilities, the plans’ funded status and other factors, such as the plans’ demographics and liability durations. Investment performance is reviewed by the investment committee on a quarterly basis and asset allocations are reviewed at least annually.

Plan assets are managed in a balanced portfolio comprised of two major components:  return-seeking investments and liability hedging investments. The target allocations for plan assets are 53% in return-seeking investments and 47% in liability hedging investments and other holdings. The documented policy includes an allocation range based on each individual investment type within the major components that allows for a variance from the target allocations of approximately two to five percentage points depending on the investment type. Return-seeking investments primarily include common stock of U.S. and international companies, common/collective trust funds, mutual funds, hedge funds, and partnership investments. Liability hedging investments and other holdings primarily include cash, money market funds with an original maturity of three months or less, U.S. and foreign government and governmental agency issues, corporate bonds, municipal securities, derivative contracts and asset-backed securities.

While the investment committee provides oversight over plan assets for U.S. and international plans, the summary above is specific to the plans in the United States. The plan assets for international plans are managed and allocated by the entities in each country, with input and oversight provided by the investment committee. The plan assets for the U.S. and international plans are included in the table below.

The following tables summarize the bases used to measure the pension plan assets and liabilities that are carried at fair value on a recurring basis.

		Basis of fair value measurement
(in millions)	Balance at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at NAV
Assets
Fixed income securities
Cash and cash equivalents	$230	$12	$218	$—	$—
U.S. government and government agency issues	641	—	641	—	—
Corporate bonds	1,052	16	1,036	—	—
Equity securities
Common stock:
Large cap	711	711	—	—	—
Mid cap	406	406	—	—	—
Small cap	89	89	—	—	—
Total common stock	1,206	1,206	—	—	—
Mutual funds	390	144	246	—	—
Common/collective trust funds	1,174	—	217	8	949
Partnership investments	413	—	—	—	413
Other holdings	142	10	122	10	—
Collateral held on loaned securities	193	—	193	—	—
Liabilities
Collateral to be paid on loaned securities	(193)	(53)	(140)	—	—
Fair value of pension plan assets	$5,248	$1,335	$2,533	$18	$1,362

		Basis of fair value measurement
(in millions)	Balance at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at NAV
Assets
Fixed income securities
Cash and cash equivalents	$443	$16	$427	$—	$—
U.S. government and government agency issues	457	—	457	—	—
Corporate bonds	850	13	837	—	—
Equity securities
Common stock:
Large cap	545	545	—	—	—
Mid cap	371	371	—	—	—
Small cap	94	94	—	—	—
Total common stock	1,010	1,010	—	—	—
Mutual funds	336	118	218	—	—
Common/collective trust funds	900	—	143	6	751
Partnership investments	388	—	—	—	388
Other holdings	117	10	97	10	—
Collateral held on loaned securities	126	—	126	—	—
Liabilities
Collateral to be paid on loaned securities	(126)	(37)	(89)	—	—
Fair value of pension plan assets	$4,501	$1,130	$2,216	$16	$1,139

The following table is a reconciliation of changes in fair value measurements that used significant unobservable inputs (Level 3).

(in millions)	Total	Common/collective trust funds	Other holdings
Balance at December 31, 2015	$8	$6	$2
Purchases, sales and settlements	8	—	8
Balance at December 31, 2016	16	6	10
Actual return on plan assets still held at year end	2	2	—
Balance at December 31, 2017	$18	$8	$10

The assets and liabilities of the company’s pension plans are valued using the following valuation methods:

Investment category	Valuation methodology

Cash and cash equivalents	These largely consist of a short-term investment fund, U.S. Dollars and foreign currency. The fair value of the short-term investment fund is based on the net asset value

U.S. government and government agency issues	Values are based on reputable pricing vendors, who typically use pricing matrices or models that use observable inputs

Corporate bonds	Values are based on reputable pricing vendors, who typically use pricing matrices or models that use observable inputs

Common stock	Values are based on the closing prices on the valuation date in an active market on national and international stock exchanges

Mutual funds

Values are based on the net asset value of the units held in the respective fund which are obtained from national and international exchanges or based on the net asset value of the underlying assets of the fund provided by the fund manager

Common/collective trust funds	Values are based on the net asset value of the units held at year end

Partnership investments	Values are based on the net asset value of the participation by the company in the investment as determined by the general partner or investment manager of the respective partnership

Other holdings	The value of these assets vary by investment type, but primarily are determined by reputable pricing vendors, who use pricing matrices or models that use observable inputs

Collateral held on loaned securities	Values are based on the net asset value per unit of the fund in which the collateral is invested

Collateral to be paid on loaned securities	Values are based on the fair value of the underlying securities loaned on the valuation date

Expected Pension and OPEB Plan Funding

The company’s funding policy for its pension plans is to contribute amounts sufficient to meet legal funding requirements, plus any additional amounts that the company may determine to be appropriate considering the funded status of the plans, tax deductibility, the cash flows generated by the company, and other factors. Volatility in the global financial markets could have an unfavorable impact on future funding requirements. The company has no obligation to fund its principal plans in the United States in 2018. The company continually reassesses the amount and timing of any discretionary contributions. In 2018, the company does not expect to make a contribution to its Puerto Rico pension plan and expects to make a contribution of at least $26 million to its foreign pension plans. The company expects to have net cash outflows relating to its OPEB plan of approximately $20 million in 2018.

The following table details the funded status percentage of the company’s pension plans as of December 31, 2017, including certain plans that are unfunded in accordance with the guidelines of the company’s funding policy outlined above.

	United States and Puerto Rico		International
as of December 31, 2017 (in millions)	Qualified plans	Nonqualified plan	Funded plans	Unfunded plans	Total
Fair value of plan assets	$4,426	n/a	$822	n/a	$5,248
PBO	4,629	$223	908	$399	6,159
Funded status percentage	96%	n/a	91%	n/a	85%

U.S. Pension Plan Amendments

In January 2018, the company announced changes to its U.S. pension plans.  The company spun off the assets and liabilities of the qualified plan attributable to current employees into a new plan and will freeze the pay and service amounts used to calculate pension benefits for active participants in the U.S. pension plans as of December 31, 2022. The assets and liabilities attributable to retired and former company employees remained with the original qualified plan.  Years of additional service earned and eligible compensation received after December 31, 2022 will not be included in the determination of the benefits payable to participants. These changes resulted in a $57 million decline in the PBO upon the effective date of the changes.  As a result of these changes, net periodic pension and OPEB expense is expected to decrease in 2018. Refer to Note 1 for more information related to a change in income statement presentation for net periodic pension and OPEB costs.

U.S. Defined Contribution Plan

Most U.S. employees are eligible to participate in a qualified defined contribution plan. Expense recognized by the company was $45 million in 2017, $50 million in 2016 and $46 million in 2015.